Stockholders' Equity Note: Summary of warrant activity (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Warrants outstanding	19,807,876	16,020,366	11,870,116
Weighted Average Exercise Price, warrants outstanding	$ 1.63	$ 2.53	$ 2.31
Aggregate Intrinsic Value, warrants outstanding	$ 32,194,216	$ 33,801,473	$ 27,457,223
Warrants exercisable	15,472,876
Weighted Average Exercise Price, warrants exercisable	$ 1.85
Aggregate Intrinsic Value, warrants exercisable	$ 28,626,216